Share Capital - Summary of Issued Share Capital (Details) $ in Thousands		12 Months Ended
	Oct. 31, 2022 CAD ($) shares	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2024 CAD ($) shares	Dec. 01, 2024 shares
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition		$ 2,875
Exercise of stock options			$ 6
DSUs
Disclosure of classes of share capital [line items]
Settlement			0
RSUs
Disclosure of classes of share capital [line items]
Settlement		$ (97)	0
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Exercise of stock options			$ 6
Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares		95,415,248	95,195,816
Stock issued during period shares business combination (in shares) | shares		3,449,103
Exercise of stock options (in shares) | shares			2,500
Ending balance (in shares) | shares		99,305,100	95,415,248
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition		$ 2,875
Exercise of stock options			$ 8
Share capital | DSUs
Disclosure of classes of share capital [line items]
Settlement (in shares) | shares			73,682
Settlement			$ 201
Share capital | RSUs
Disclosure of classes of share capital [line items]
Settlement (in shares) | shares		69,840	14,707
Settlement		$ 169	$ 33
Share capital | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares		88,141,000	87,871,568
Shares purchased for cancellation (in shares) | shares		(205,483)	(493,878)
Stock purchased for settlement of RSUs (in shares) | shares		(69,840)
Delivery of shares upon settlement of RSUs (in shares) | shares		69,840
Issuance of shares upon settlement of PSUs (in shares) | shares		23,812
Exercise of stock options (in shares) | shares			2,500
Ending balance (in shares) | shares		92,030,852	88,141,000
Beginning balance		$ 307,585	$ 307,110
Shares purchased for cancellation		(717)	(1,724)
Shares purchased for settlement of RSUs		(244)
Delivery of shares upon settlement of RSUs		169
Issuance of shares upon settlement of PSUs		222
Exercise of stock options			8
Ending balance		$ 311,861	$ 307,585
Share capital | Subordinate Voting Shares | DSUs
Disclosure of classes of share capital [line items]
Settlement (in shares) | shares			73,682
Settlement			$ 201
Share capital | Subordinate Voting Shares | RSUs
Disclosure of classes of share capital [line items]
Settlement (in shares) | shares			14,707
Settlement			$ 33
Share capital | Multiple Voting Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares		7,274,248	7,324,248
Ending balance (in shares) | shares		7,274,248	7,274,248
Beginning balance		$ 4,824	$ 4,857
Ending balance		$ 4,824	$ 4,824
Datum Consulting Group, LLC | Share capital | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares		622,420	622,421
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition		$ 1,971	$ 1,924
XRM Vision Inc. | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares) | shares				1,724,550
XRM Vision Inc. | Subordinate Voting Shares | Other consideration
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares) | shares				1,724,553
XRM Vision Inc. | Share capital
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares		3,449,103
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition		$ 5,750
XRM Vision Inc. | Share capital | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares		3,449,103
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition		$ 2,875
Trafic 3W Inc | Multiple Voting Shares
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares	50,000
Settlement	$ (33)
Trafic 3W Inc | Share capital | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares			50,000
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition			$ 33
Trafic 3W Inc | Share capital | Multiple Voting Shares
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares			(50,000)
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition			$ (33)